Revenues - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Concentration Risk Percentage	36.00%	36.00%	35.00%
Contract asset balances	$ 2,863	$ 2,575	$ 2,863	$ 269
Contract liability balances	2,136	541	2,136	$ 0
Contract with customer liability revenue recognized			541
Revenue remaining performance obligation amount	$ 158,150	$ 108,843	$ 158,150
Revenue remaining performance obligation percentage	94.00%	94.00%	94.00%
Remaining Performance Obligations	12 months
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk Percentage			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk Percentage			10.00%